Stockholders' Equity (Summary of Stock Warrants Outstanding) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 0.05 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 0.53 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 1.00 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 1.01 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 1.04 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 1.20 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 1.25 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 1.75 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 2.00 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 2.25 [Member]	Dec. 31, 2013 Warrants [Member] Exercise Price 2.75 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants (in Shares)	15,252,548	12,304,518	11,979,518	11,560,518	132,797	192,242	5,844,691	75,000	823,347	41,750	62,500	62,500	4,944,691	62,500	62,500
Weighted Average Remaining Life in Years (in Duration)	4 years 1 month 28 days	4 years 5 months 9 days	5 years 6 months 7 days	6 years 6 months 4 days	1 year 1 month 6 days	1 year 1 month 6 days	4 years 10 months 24 days	4 years 7 months 6 days	1 year 1 month 6 days	3 years	1 year	1 year 3 months 18 days	4 years 10 months 24 days	1 year 6 months	1 year 9 months 18 days